Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 8,888,601	$ 3,399,649	$ 805,220
Impairment charges	$ 20,738,130